Net Loss per Common Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Anti-dilutive securities excluded from the computation of earnings per share

The following potentially dilutive securities were excluded from the computation of earnings per share as of March 31, 2018 and March 31, 2017 because their effects would be anti-dilutive:

	March 31,
	2018	2017
Warrants	1,014,041	41

Total	1,014,041	41

Shares excluded from the computation of diluted EPS:

	2017	2016	2015
Stock options	—	—	—
Unvested restricted shares	—	—	—
Warrants	14,049	41	65

Total	14,049	41	63